Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2016	$ 26,993
2017	25,405
2018	25,093
2019	18,226
2020	9,880
2021 and thereafter	4,038
Amortized balance of intangible assets, Net	$ 109,635	$ 145,082